CONSOLIDATED VARIABLE INTEREST ENTITIES	6 Months Ended
Jun. 30, 2016
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES

The Company’s consolidated financial statements include 25 variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from September 2017 to July 2025. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.
At June 30, 2016, the vessel of one of these entities is accounted for as a direct financing lease with a carrying value of $21.6 million, unearned lease income of $0.9 million and estimated residual value of $4.0 million. The outstanding loan balance in this entity is $10.7 million, of which the short-term portion is $2.4 million.
The other 24 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets, with a total net book value at June 30, 2016, of $587.1 million. The outstanding loan balances in these entities total $292.0 million, of which the short-term portion is $29.9 million.